Costs - Payroll and related costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs
Wages and salaries	€ 2,417	€ 2,409	€ 2,447
Social security contributions	449	448	441
Cost related to employee benefit plans	85	220	113
Other costs	213	170	162
Payroll and related costs gross	3,164	3,247	3,163
capitalized direct costs associated with self-constructed assets - tangible assets	(152)	(142)	(202)
capitalized direct costs associated with self-constructed assets - intangible assets	(16)	(12)	(10)
Payroll and related costs	€ 2,996	€ 3,093	€ 2,951